Income Taxes - Summary of Tax Rate Reconciliation (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Income Tax Rate Reconciliation [Line Items]
Adjustments due to permanent differences	$ 0		$ 0		$ 0
Translation differences	(218,000)		(389,000)		168,000
Reduction in income tax benefit resulting from a change in valuation allowance	0		0		0
Income tax benefit (expense)	$ 59,000	[1],[2]	$ (15,000)	[1],[2]	$ (2,827,000)	[3],[4]
Effective tax rate	0.00%		0.00%		16.00%
Norwegian Ordinary Tax Regime [Member]
Income Tax Rate Reconciliation [Line Items]
Income tax benefit (expense)					$ (111,000)
Norwegian Tonnage Tax Regime [Member]
Income Tax Rate Reconciliation [Line Items]
Income tax benefit (expense)	$ 70,000				(188,000)
Adjustments for amounts not taxable under tonnage tax regime	0		$ 0		0
Entrance tax into the Norwegian tonnage tax regime					$ (2,696,000)
UK [Member]
Income Tax Rate Reconciliation [Line Items]
Income tax benefit (expense)	$ (11,000)		$ (15,000)

[1]	2015 and 2014 refers to the Consolidated Statements of Cash Flows
[2]	2015 and 2014 refers to the Consolidated Statements of Operations
[3]	2013 refers to the Consolidated and Combined Carve-Out Statement of Cash Flows
[4]	2013 refers to the Consolidated and Combined Carve-Out Statement of Operations